Right-of-use assets and lease liabilities (Details Narrative) - USD ($) $ in Thousands		2 Months Ended			6 Months Ended	10 Months Ended	12 Months Ended
	Jan. 09, 2020	Feb. 21, 2023	Feb. 14, 2023	Dec. 31, 2022	Jun. 21, 2021	Oct. 19, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 21, 2020	Dec. 21, 2017	Feb. 28, 2023	Oct. 20, 2022
Long-term receivable of seller's credit				$ 23,307			$ 23,812	$ 23,307
Finance Lease, Liability, Current				28,033			0	28,033
Finance Lease, Liability, Noncurrent				2,164				2,164
Gain (Loss) on Disposition of Property Plant Equipment							81,198	(440)	$ (5,817)
Operating Lease, Right-of-Use Asset				58,706			36,969	58,706
Operating Lease, Liability, Current				21,737			21,031	21,737
Operating Lease, Liability, Noncurrent				36,969			15,937	36,969
Sublease Income							77,414	54,877	16,202
Finance Lease, Right-of-Use Asset, after Accumulated Amortization				$ 41,851			0	41,851
Finance Lease, Right-of-Use Asset, Amortization							306	1,116	$ 0
Purchase Obligation							527,251
Reclassification to Interest and finance costs net due to de-designations [Member}
Finance Lease, Interest Expense								$ 229
Archangel and Alaska [Member]
Duration of the agreement	five-year
Sale price	$ 61,070
Seller's credit	$ 11,800
Short-term receivable of seller's credit							11,479
Operating Lease, Right-of-Use Asset							$ 9,058
Incremental borrowing rate							3.59%
Weighted average remaining lease term				2 years 7 days			1 year 7 days	2 years 7 days
Sakura Princess [Member]
Duration of the agreement										five-year
Sale price										$ 24,527
Seller's credit										4,425
Long-term receivable of seller's credit							$ 4,320
Finance Lease, Liability				$ 3,195			2,164	$ 3,195		$ 5,148
Finance Lease, Liability, Current				1,031			1,067	1,031
Finance Lease, Liability, Noncurrent				$ 2,164			1,097	$ 2,164
Operating Lease, Right-of-Use Asset							$ 5,607
Incremental borrowing rate							2.54%
Weighted average remaining lease term				2 years 11 months 23 days			1 year 11 months 23 days	2 years 11 months 23 days
Arctic and Antarctic [Member]
Duration of the agreement					five-year
Sale price					$ 52,304
Seller's credit					$ 8,415
Long-term receivable of seller's credit							$ 8,013
Gain (Loss) on Disposition of Property Plant Equipment							1,696
Operating Lease, Right-of-Use Asset							$ 22,304
Incremental borrowing rate							2.98%
Weighted average remaining lease term				3 years 5 months 26 days			2 years 5 months 26 days	3 years 5 months 26 days
Eurochampion 2004 and Euronike [Member]
Duration of the agreement											five-year
Sale price											$ 65,200
Seller's credit											$ 13,000
Finance Lease, Liability, Current													$ 29,968
Sublease Income						$ 17,916
Finance Lease, Weighted Average Discount Rate, Percent							3.90%
Finance Lease, Right-of-Use Asset, after Accumulated Amortization													$ 42,968
Finance Lease, Weighted Average Remaining Lease Term				18 days				18 days
Eurochampion 2004 and Euronike [Member] | October 2022 Addendum [Member]
Duration of the agreement							option to extend the charter period for one year and add two purchase options to repurchase the vessels
Euronike [Member]
Seller's credit												$ 6,500
Sublease Income		$ 5,809		$ 4,407
Purchase Obligation												13,750
Eurochampion 2004 [Member]
Seller's credit												6,500
Sublease Income			$ 5,809	$ 4,407
Purchase Obligation												$ 13,750